A MESSAGE TO VARIABLE LIFE POLICYOWNERS

We are now in the fourth year of significant increases in the U.S. Stock Markets, as measured by the Dow Jones Industrial Average and the Standard & Poor's 500' Index. Propelled by a second quarter increase of 2.2%, the Dow's increase for the six months ended June 30, 1998, was 14.1%. The S&P increased 3.3% in the second quarter and 17.7% in the first half of 1998. Both the Dow Jones Industrial Average and the S&P 500 are unmanaged indices.

The yield on the 30 year Treasury Bond has stabilized recently, so that at the middle of July, 1998, it was approximately 5.7%. Short term rates, as measured by the 3 month Treasury Bill, are yielding 5.1%, which is slightly ahead of a year ago.

The U.S. Gross Domestic Product for the second quarter of 1998 has increased 1.4% while inflation remains low with the Consumer Price Index increasing by 1.7% year-over-year on June 30, 1998.

The Variable Life Insurance Policies which are the subject of this report are distributed by Washington Square Securities, Inc. ("WSSI"), 20 Washington Avenue South, Minneapolis, Minnesota 55401, (612) 372-5507. WSSI, a registered broker-dealer, is an affiliated company of ReliaStar United Services, the issuer of your insurance policy.

THE STOCK ACCOUNT. On June 30, 1998, the invested assets were allocated 99.8% to 63 different stock positions with the remainder in a high quality money market fund. Our emphasis within the stock portfolio continues to be in issues which we believe will perform well in the current environment and tend to hold their values during market weakness.

THE MONEY MARKET ACCOUNT. On June 30, 1998, this portfolio held 20 different issues of the highest quality commercial paper with maturities ranging from 1 week to 7 weeks.

THE INVESTMENT GRADE BOND ACCOUNT. Bonds and other assets and liabilities represented 100.0% of the investable funds on June 30, 1998. The portfolio was comprised of 25 bond issues, with scheduled maturities ranging from 16 months to 51 years.

THE ASSET ALLOCATION ACCOUNT. On June 30, 1998, invested assets were allocated 56.0% to common stocks, 44.0% to bonds and other assets and liabilities. There were 63 different common stock issues in the portfolio and 34 different bond positions.

THE OUTLOOK. For the remainder of 1998, we expect economic growth to slow by 0.5% to 1.0% given the Asian financial crisis. Inflation and interest rates should remain near current levels. At the time of this report, macroeconomic indicators are showing signs of moderation and low unemployment. While the business expansion has been underway for almost 8 years, it is likely to be sustained throughout 1998. Nevertheless, profits are expected to grow albeit at a slower rate than in the past few years.

ReliaStar United Services is a wholly owned subsidiary of ReliaStar Financial Corporation.


                            Respectfully,

                            /s/ Robert C. Salipante
                            -------------------------
                                Robert C. Salipante
                                Executive Vice President
                                ReliaStar United Services Life Insurance Company

           RELIASTAR UNITED SERVICES VARIABLE LIFE SEPARATE ACCOUNT I
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 1998
                                  (UNAUDITED)
                                                                                           SUB-ACCOUNTS
                                                                                           ------------
                                                                  COMMON           MONEY                     ASSET          TOTAL
                                                                  STOCK            MARKET        BOND    ALLOCATION    SUB-ACCOUNTS
                                                                  -------         -------       ------  ------------   ------------

ASSETS:
Investments in USLICO Series
 Fund Portfolios (see below) .................................   $15,895,873   $   896,982   $ 1,662,732   $10,742,232   $29,197,819
 Policy loans ................................................     2,029,048        63,829        99,322     1,391,498     3,583,697
                                                                 -----------   -----------   -----------   -----------   -----------
   TOTAL ASSETS ..............................................    17,924,921       960,811     1,762,054    12,133,730    32,781,516
                                                                 -----------   -----------   -----------   -----------   -----------
LIABILITIES:
Net accrued for policy related
 transactions due to (from) ReliaStar United Services ........       266,549        27,926        63,965       339,772       698,212
Amounts payable to ReliaStar United Services .................       500,000       500,000     1,000,000     1,000,000     3,000,000
                                                                 -----------   -----------   -----------   -----------   -----------
  TOTAL LIABILITIES ..........................................       766,549       527,926     1,063,965     1,339,772     3,698,212
                                                                 -----------   -----------   -----------   -----------   -----------
NET ASSETS - FOR VARIABLE LIFE INSURANCE POLICIES ............   $17,158,372   $   432,885   $   698,089   $10,793,958   $29,083,304
                                                                 ===========   ===========   ===========   ===========   ===========
Investments basis data:
  Shares Owned ...............................................     1,083,563       896,982       165,118       852,558
  Cost .......................................................   $13,316,928   $   896,982   $ 1,664,545   $ 9,570,980


               See accompanying notes to financial statements.

           RELIASTAR UNITED SERVICES VARIABLE LIFE SEPARATE ACCOUNT I
                STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                       FOR THE PERIOD ENDED JUNE 30, 1998
                                   (UNAUDITED)

                                                                                 SUB-ACCOUNTS
                                                                                 ------------
                                                          COMMON           MONEY                          ASSET            TOTAL
                                                          STOCK            MARKET          BOND         ALLOCATION     SUB-ACCOUNTS
                                                       ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME:
 Income:
 Reinvested dividends ..............................   $    110,146    $     21,427    $     42,183    $    156,022    $    329,778
 Expenses:
 Moitality and expense risk charges ................         38,050           2,188           4,037          25,866          70,141
                                                       ------------    ------------    ------------    ------------    ------------
 Net investment income .............................         72,096          19,239          38,146         130,156         259,637
                                                       ------------    ------------    ------------    ------------    ------------
REALIZED AND UNREALIZED GAINS (LOSSES):
 Net unrealized gains on investments ...............      1,387,780            --            14,665         588,208       1,990,653
 Net realized gains on investments .................           --              --              --              --              --
                                                       ------------    ------------    ------------    ------------    ------------
 Net increase resulting from investments ...........      1,387,780            --            14,665         588,208       1,990,653
                                                       ------------    ------------    ------------    ------------    ------------
   Net increase resulting from operations ..........      1,459,876          19,239          52,811         718,364       2,250,290
                                                       ------------    ------------    ------------    ------------    ------------
POLICY RELATED TRANSACTIONS:
 Transfers in for net premiums .....................        944,675          32,787          42,988         621,152       1,641,602
 Transfers between sub-accounts ....................         51,585         (10,110)         (7,307)        (34,168)            --
Transfers for withdrawal/surrender .................       (646,939)         (5,701)        (29,215)       (447,764)     (1,129,619)
TRANSFER OF INVESTMENT AND OPERATING RESULTS TO
  RELIASTAR UNITED SERVICES ........................       (251,793)        (17,505)        (46,929)       (244,625)       (560,852)
                                                       ------------    ------------    ------------    ------------    ------------
  Net increase in net assets .......................      1,557,404          18,710          12,348         612,959       2,201,421
NET ASSETS, BEGINNING OF PERIOD ....................     15,600,968         414,175         685,741      10,180,999      26,881,883
                                                       ------------    ------------    ------------    ------------    ------------
NET ASSETS,END OF PERIOD ...........................   $ 17,158,372    $    432,885    $    698,089    $ 10,793,958    $ 29,083,304
                                                       ============    ============    ============    ============    ============

See accompanying notes to financial statements.

           RELIASTAR UNITED SERVICES VARIABLE LIFE SEPARATE ACCOUNT I
                STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1997
                                   (UNAUDITED)

                                                                                 SUB-ACCOUNTS
                                                                                 ------------
                                                          COMMON           MONEY                          ASSET            TOTAL
                                                          STOCK            MARKET          BOND         ALLOCATION     SUB-ACCOUNTS
                                                       ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME:
Income:
  Reinvested dividends .............................   $    118,871    $     21,165    $     48,469    $    179,051    $    367,556
 Expenses:
 Mortality and expense risk charges ................         31,095           2,222           3,879          22,867          60,063
                                                       ------------    ------------    ------------    ------------    ------------
Net Investment Income ..............................         87,776          18,943          44,590         156,184         307,493
NET UNREALIZED GAINS (LOSSES) ON INVESTMENTS .......      1,491,367            --           (12,339)        530,229       2,009,257
NET REALIZED GAINS (LOSSES) ON INVESTMENTS .........          9,412            --              (471)         14,725          23,666
                                                       ------------    ------------    ------------    ------------    ------------
 Net Increase In Net Assets
  Resulting From Operations ........................      1,588,555          18,943          31,780         701,138       2,340,416

FROM POLICY RELATED TRANSACTIONS:
Transfers in for net premiums ......................      1,017,483          40,269          51,153         664,450       1,773,355
Transfers between sub-accounts .....................         10,113           2,567            (952)        (11,728)           --
Transfers for withdrawal/surrender .................       (501,733)         (9,067)        (11,800)       (428,291)       (950,891)

TRANSFER OF INVESTMENT AND OPERATING
RESULTS TO RELIASTAR UNITED SERVICES ...............       (306,576)        (19,056)        (37,563)       (267,258)       (630,453)
                                                       ------------    ------------    ------------    ------------    ------------
           Net increase in net assets ..............      1,807,842          33,656          32,618         658,311       2,532,427
NET ASSETS, BEGINNING OF PERIOD ....................     12,634,747         398,660         615,387       8,875,099      22,523,893
                                                       ------------    ------------    ------------    ------------    ------------
NET ASSETS, END OF PERIOD ..........................   $ 14,442,589    $    432,316    $    648,005    $  9,533,410    $ 25,056,320
                                                       ============    ============    ============    ============    ============

See accompanying notes to financial statements.

           RELIASTAR UNITED SERVICES VARIABLE LIFE SEPARATE ACCOUNT I
                STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1996
                                   (UNAUDITED)

                                                                                 SUB-ACCOUNTS
                                                                                 ------------
                                                          COMMON           MONEY                          ASSET            TOTAL
                                                          STOCK            MARKET          BOND         ALLOCATION     SUB-ACCOUNTS
                                                       ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME:
 Income:
  Reinvested dividends .............................   $    137,897    $     20,454    $     54,071    $    189,245    $    401,667
 Expenses:
 Mortality and expense risk charges ................         26,465           2,146           4,213          21,335          54,159
                                                       ------------    ------------    ------------    ------------    ------------
Net investment income ..............................        111,432          18,308          49,858         167,910         347,508
NET UNREALIZED GAINS (LOSSES) ON INVESTMENTS .......        846,043            --           (97,334)         80,574         829,283
NET REALIZED GAINS (LOSSES) ON INVESTMENTS .........         24,719            --            (2,780)         31,574          53,513
                                                       ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
  resulting from operations ........................        982,194          18,308         (50,256)        280,058       1,230,304


FROM POLICY RELATED TRANSACTIONS:
 Transfers in for net premiums .....................      1,073,826          41,710          56,371         741,442       1,913,349
 Transfers between sub-accounts ....................         37,299          21,540          (5,283)        (53,556)           --
 Transfers for withdrawal/surrender ................       (550,880)        (18,814)        (21,982)       (288,151)       (879,827)

TRANSFER OF INVESTMENT AND OPERATING
RESULTS (TO) FROM RELIASTAR UNITED SERVICES ........       (336,925)        (20,676)         19,130        (230,607)       (569,078)
                                                       ------------    ------------    ------------    ------------    ------------
           Net increase (decrease) in net assets          1,205,514          42,068          (2,020)        449,186       1,694,748
NET ASSETS, BEGINNING OF PERIOD ....................      9,889,730         350,193         567,901       7,637,765      18,445,589
                                                       ------------    ------------    ------------    ------------    ------------
NET ASSETS, END OF PERIOD ..........................   $ 11,095,244    $    392,261    $    565,881    $  8,086,951    $ 20,140,337
                                                       ============    ============    ============    ============    ============

See accompanying notes to financial statements.

RELIASTAR UNITED SERVICES VARIABLE LIFE SEPARATE ACCOUNT I - NOTES TO FINANCIAL STATEMENTS - JUNE 30, 1998

(1) ORGANIZATION - ReliaStar United Services Variable Life Separate Account I ("Separate Account I") was established by ReliaStar United Services Life Insurance Company ("ReliaStar United Services"), previously United Services Life Insurance Company, in 1986 under the insurance laws of the Commonwealth of Virginia. Separate Account I operates as a unit investment trust under the Investment Company Act of 1940 and is used to fund certain benefits for variable life insurance policies issued by ReliaStar United Services. The assets of Separate Account I and its sub-accounts are the property of ReliaStar United Services. The portion of Separate Account I assets applicable to the variable life policies, will not be charged with liabilities arising out of any other business ReliaStar United Services may conduct. The net assets maintained in the sub-accounts provide the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under the state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in ReliaStar United Services' general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

In January 1995, ReliaStar United Services became an indirect wholly-owned subsidiary of ReliaStar Financial Corp. ("ReliaStar"), a financial services company based in Minneapolis, Minnesota. Prior to that time ReliaStar United Services was a wholly-owned subsidiary of USLICO Corporation. USLICO Series Fund ("Series Fund") is an open-end diversified management investment company whose shares are sold only to ReliaStar United Services and other affiliates' separate accounts.

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (a) Valuation of investments - Investments in shares of the Series Fund are valued at the reported net asset value of the respective portfolios. The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the six months ended June 30, 1998, were:

                                          Cost of Shares    Proceeds from
       Sub-account                           Acquired        Shares Sold
       -----------                           --------          ------
       Common Stock ...................      $110,146          $   --
       Money Market ...................        21,427              --
       Bond ...........................        42,183              --
       Asset Allocation ...............       156,022              --
                                             --------          ------
       Total ..........................      $329,778          $   --

  (b) Security Transactions - Purchases and sales are recorded on the trade date.

  (c) Federal Income Taxes - ReliaStar United Services is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Since the sub-accounts are not separate entities from ReliaStar United Services, and their operations form a part of ReliaStar United Services, they will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Under existing Federal income tax law, investment income of the sub-accounts, to the extent that it is applied to increase reserves under a contract, is not taxed and may be compounded for reinvestment without additional tax to ReliaStar United Services.

  (d) Charges Deducted from Premiums - Transfers to the sub-accounts of Separate Account I for net premiums represent gross premiums payable for a policy year, less deductions for sales loads, administrative expenses, premium taxes, risk charges and additional premiums, if any, for optional insurance benefits.

  (e) Amounts Payable to ReliaStar United Services - The amounts payable to ReliaStar United Services in each sub-account arises from the amount allocated from ReliaStar United Services to facilitate commencement of operations.

  (f) Dividends - Dividends received on the shares held by the sub-accounts of Separate Account I are reinvested to purchase additional shares of the applicable portfolio of the Series Fund.

  (g) Transfer of Investment and Operating Results from (to) ReliaStar United Services - The sub-accounts transfer their investment and operating results in excess of amounts required to meet policyholder reserve and liability amounts to ReliaStar United Services. When investment and operating results are insufficient to meet reserve requirements, ReliaStar United Services transfers to the sub-accounts amounts sufficient to fund the deficiency. Also included in this transfer are cost of insurance charges totaling $477,865, $507,200 and $525,900 for all sub-accounts for the six months ended June 30, 1998, 1997 and 1996. respectively.

(3) ADMINISTRATION AND RELATED PARTY TRANSACTIONS - A daily charge is made by Reliastar United Services against each sub-account's investments for mortality and expense risks at an effective annual rate of .50%. The mortality risk assumed is that the insured may live for a shorter period of time than estimated and, therefore, a greater amount of death benefits than expected will be payable in relation to the amount of premiums received. The expense risk assumed is that expenses incurred in issuing and administering the policies will be greater than estimated. Other costs of administering Separate Account I are absorbed by ReliaStar United Services.

Washington Square Securities, Inc., a direct wholly-owned ReliaStar subsidiary, acts as principal underwriter (as defined in the Investment Company Act of 1940) of Separate Account I policies. Washington Square Advisers, Inc., previously known as Washington Square Capital, Inc., also a direct wholly-owned ReliaStar subsidiary, serves as investment adviser to the Series Fund with respect to short-term and fixed maturity securities. Pilgrim Baxter Value Investors, Inc. serves as investment sub-adviser to the Series Fund with respect to equity securities.

Certain officers and directors of ReliaStar and ReliaStar United Services are also officers and directors of Washington Square Securities, Inc., the Series Fund and Washington Square Advisers, Inc.

                               USLICO SERIES FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 1998
                                   (UNAUDITED)

                                                          COMMON             MONEY                         ASSET          TOTAL
                                                           STOCK            MARKET          BOND        ALLOCATION      PORTFOLIOS
                                                         PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO       COMBINED
                                                        ------------    ------------   ------------    ------------    ------------
ASSETS
Cash and cash equivalents ...........................   $    567,213    $     10,350   $     42,024    $    339,475    $    959,062
Common stock, at fair value (cost
  $24,741,373 and $7,840,913 respectively) ..........     30,025,518            --             --         9,548,742      39,574,260
Bonds, at fair value (cost
  $2,975,782 and $7,538,314 respectively) ...........           --              --        3,022,049       7,730,330      10,752,379
Commercial paper, at amortized
  cost which approximates fair value ................           --         5,965,842           --              --         5,965,842
Dividends receivable ................................         40,095            --             --            12,790          52,885
Interest receivable .................................            752            --           35,051          80,069         115,872
Securities not settled, net .........................       (372,353)           --         (184,542)       (595,966)     (1,152,861)
                                                        ------------    ------------   ------------    ------------    ------------
  Total assets ......................................     30,261,225       5,976,192      2,914,582      17,115,440      56,267,439
                                                        ------------    ------------   ------------    ------------    ------------
LIABILITIES
Accrued expenses ....................................        166,729          50,360         16,372          63,107         296,568
                                                        ------------    ------------   ------------    ------------    ------------
  TOTAL LIABILITIES .................................        166,729          50,360         16,372          63,107         296,568
                                                        ------------    ------------   ------------    ------------    ------------
NET ASSETS ..........................................   $ 30,094,496    $  5,925,832   $  2,898,210    $ 17,052,333    $ 55,970,871
                                                        ============    ============   ============    ============    ============
NET ASSET VALUE PER SHARE ...........................   $      14.78   $       1.00    $      10.08    $      12.66
                                                        ============   ============    ============    ============
SHARES OUTSTANDING ..................................      2,035,744       5,925,832        287,627       1,347,295
                                                        ============   ============    ============    ============
NET ASSETS CONSIST OF:
Capital stock ($.001 par value) .....................   $      2,036    $      5,926   $        288    $      1,347
Additional paid-in capital ..........................     24,139,412       5,919,906      2,838,995      14,897,972
Accumulated undistributed
  net investment income .............................         18,271            --            4,074          18,496
Accumulated undistributed net
  realized gains from
  investment transactions ...........................        650,631            --            8,586         234,673
Net unrealized appreciation of investments ..........      5,284,146            --           46,267       1,899,845
                                                        ------------   ------------    ------------    ------------
  Net assets ........................................   $ 30,094,496    $  5,925,832   $  2,898,210    $ 17,052,333
                                                        ============   ============    ============    ============

See accompanying notes to financial statements.

                   USLICO SERIES FUND-COMMON STOCK PORTFOLIO
                            STATEMENT OF INVESTMENTS
                                  JUNE 30, 1998
                                 (UNAUDITED)
CNMMON STOCK
                                                                          FAIR
                                                            SHARES        VALUE
COMPUTERS & ELECTRONICS - 2.86%
-------------------------------
International Business Machines Corp. ............          4,100    $   470,731
Lexmark Intemational Group .......................          6,400        390,400
                                                                     -----------
                                                                         861,131
                                                                     -----------
DRUGS & HEALTH CARE - 2.45%
---------------------------
Columbia/HCA Healthcare Corp .....................         20,000        582,500
Tenet Healthcare Corp. ...........................          5,000        155,300
                                                                     -----------
                                                                         737,800
                                                                     -----------
ENERGY-10.58%
-------------
Atlantic Richfield Co. ...........................          7,500        585,937
Mobil Corp. ......................................          8,000        613,000
R & B Falcon Corp. ...............................         15,000        339,375
Repsol S.A. ADR ..................................          9,000        495,000
Rowan Co. ........................................         14,200        276,013
Santa Fe International Corp. .....................         10,000        302,500
Texaco, Inc. .....................................          9,600        573,000
                                                                     -----------
                                                                       3,184,825
                                                                     -----------
FINANCE - 31.55%
----------------
Allstate Corp. ...................................          3,000        274,687
American General Corp. ...........................          7,300        519,669
Banc One Corp. ...................................         11,550        644,634
Bear Stearns Companies, Inc. .....................          6,000        341,250
Chase Manhattan Corp. ............................         12,200        921,100
Cigna Corp. ......................................          4,000        276,000
Citicorp .........................................          1,200        179,100
Conseco, Inc. ....................................         10,000        467,500
First Union Corp. ................................         15,000        873,750
Fleet Financial Group, Inc. ......................          9,000        751,500
Hartford Financial Services Group ................          8,000        915,000
Morgan Stanley Dean Witter & Co. .................          5,300        484,287
NationsBank Corp. ................................         11,000        841,500
Nationwide Financial Services, Inc. ..............         13,000        663,000
The PMI Group, Inc. ..............................          8,800        645,700
Republic New York Corp. ..........................          5,000        314,688
Travelers Group, Inc. ............................          6,300        381,938
                                                                     -----------
                                                                       9,495,303
                                                                     -----------
FOOD, HOUSE & PERSONAL PRODUCTS - 3.76%
---------------------------------------
Albertson's, Inc. ................................          4,500        233,156
Centex Corp. .....................................         11,900        449,225
Philip Morris Companies, Inc. ....................         11,400        448,875
                                                                     -----------
                                                                       1,131,256
                                                                     -----------
INDUSTRIAL - 16.70%
-------------------
B.F. Goodrich Co. ................................          4,500       $223,312
Borg Warner Automotive, Inc. .....................          7,000        336,437
Case Corp ........................................          4,100        197,825
Deere & Co. ......................................          8,500        449,437
Ford Motor Co. ...................................          2,800        165,200
General Dynamics Corp. ...........................         11,000        511,500
Ingersoll Rand Co. ...............................          9,000        396,563
Johnson Controls, Inc. ...........................          9,400        537,563
Lafarge Corp. ....................................         16,000        629,000
PPG Industries, Inc. .............................          4,000        278,250
Southdown Inc. ...................................          7,200        513,900
Sundstrand Corp. .................................          5,000        286,250
United Technologies Corp. ........................          5,400        499,500
                                                                     -----------
                                                                       5,024,737
                                                                     -----------
REALTY - 4.80%
--------------
Equity Residential Properties Trust ..............          7,000        332,062
First Industrial Realty Trust ....................         10,000        318,125
Nationwide Health Properties, Inc. ...............         10,000        238,750
Simon Debartolo Group, Inc. ......................         17,100        555,750
                                                                     -----------
                                                                       1,444,687
                                                                     -----------
RETAIL TRADE - 7.76%
--------------------
Federated Department Stores, Inc. ................         10,000        538,125
J.C. Penney Company, Inc. ........................          7,500        542,344
Nieman Marcus Group, Inc. ........................         20,000        868,750
V F Corp. ........................................          7,500        386,250
                                                                     -----------
                                                                       2,335,469
                                                                     -----------
TELECOMMUNICATIONS - 8.74%
--------------------------
A T &T Corp. .....................................         12,000        685,500
Bell Atlantic Corp. ..............................         16,164        737,483
GTE Corp..........................................         15,400        856,625
SBC Communications, Inc. .........................          8,800        352,000
                                                                     -----------
                                                                       2,631,608
                                                                     -----------
TRANSPORTATION - 7.97%
----------------------
AMR Corp. ........................................          4,800        399,600
Burlington Northern Santa Fe .....................          5,500        540,031
Canadian National Railway Co. ....................          3,000        159,933
Delta Air Lines, Inc. ............................          5,000        646,250
Southwest Air Lines Co. ..........................         22,000        651,750
                                                                     -----------
                                                                       2,397,564
                                                                     -----------
UTILITIES - 2.60%
-----------------
Florida Progress Corp. ...........................         12,900        530,513
Potomac Electric Power Co. .......................         10,000        250,625
                                                                     -----------
                                                                         781,138
                                                                     -----------

TOTAL COMMON STOCK ...............................          99.77%    30,025,518
OTHER ASSETS AND LIABILITIES, NET ................           0.23%        68,978
                                                                     -----------
NET ASSETS .......................................         100.00%   $30,094,496
                                                                     ===========
See accompanying notes to financial statements

                  USLICO SERIES FUND-MONEY MARKET PORTFOLIO
                           STATEMENT OF INVESTMENTS
                                 JUNE 30, 1998
                                   (UNAUDITED)

                                                            PRINCIPAL     AMORTIZED
                                                              AMOUNT         COST
COMMERCIAL PAPER                                          ------------    -----------
Bank of New York, 5.53%, Due July 6, 1998 ..............  $    300,000    $   299,770
Clorox Co., 5.51%, Due July 7, 1998 ....................       300,000        299,724
Du Pont E I De Nemours & Co., 5.49%, Due July 7, 1998 ..       300,000        299,726
Banc One Corp., 5.50%, Due July 8, 1998 ................       300,000        299,679
General Electric Capital Corp., 5.47%, Due July 13, 1998       300,000        299,453
Gannett Inc., 5.53%, Due July 14, 1998 .................       300,000        299,401
Motorola Inc., 5.52%, Due July 14, 1998 ................       300,000        299,402
Chevron USA Inc., 5.50%, Due July 17, 1998 .............       300,000        299,267
Unilever Corp., 5.48%, Due July 17, 1998 ...............       300,000        299,269
AT&T Co., 5.49%, Due July 20, 1998 .....................       300,000        299,131
Coca Cola Co., 5.46%, Due July 20, 1998 ................       300,000        299,136
American General Finance Corp., 5.51%, Due July 24, 1998       300,000        298,944
Heinz H J Co., 5.50%, Due July 24, 1998 ................       300,000        298,946
Eastman Kodak Co., 5.51%, Due July 28, 1998 ............       300,000        298,760
Florida Power Corp., 5.51%, Due July 29, 1998 ..........       300,000        298,714
Wisconsin Electric Power Co., 5.54%, Due July 30, 1998 .       300,000        298,661
Beneficial Corp., 5.53%, Due August 3, 1998 ............       300,000        298,479
Procter & Gamble Co., 5.52%, Due August 7, 1998 ........       300,000        298,298
American Express Co., 5.52%, Due August 10, 1998 .......       285,000        283,252
Merrill Lynch & Co., 5.54%, Due August 17, 1998 ........       300,000        297,830
                                                           -----------     ----------
TOTAL COMMERCIAL PAPER              100.68% ............   $ 5,985,000      5,965,842
                                                           ===========
OTHER ASSETS AND LIABILITIES, NET    (0.68%) ...........                      (40,010)
                                                                          -----------
NET ASSETS                          100.00% ............                  $ 5,925,832
                                                                          ===========

See accompanying notes to financial statements.

                        USLICO SERIES FUND-BOND PORTFOLIO
                            STATEMENT OF INVESTMENTS
                                  JUNE 30, 1998
                                  (UNAUDITED)

                                                                                            PAR                   FAIR
                                                                                           VALUE                  VALUE
BONDS                                                                                    ----------            ----------
GOVERNMENT - 40.64%
------------------
FHLMC, 5.58%, Due December, 2026 # .................................................     $  183,722            $  187,115
FNMA, 5.84%, Due July, 2027 # ......................................................         68,840                70,254
FNMA, 6.00%, Due July, 2027 # ......................................................        275,312               279,885
GNMA Pool 181826, 9.00%, Due March, 2021 # .........................................         27,889                29,920
US Treasury Note, 5.50%, Due March, 2000 ...........................................        381,000               381,080
US Trust Security Strips, 6.97%, Due February, 2019 ................................        300,000                92,343
US Trust Security Strips, 6.93%, Due February, 2021 ................................        500,000               137,260
                                                                                         ----------            ----------
                                                                                          1,736,763             1,177,857
                                                                                         ----------            ----------
FINANCE - 58.46%
----------------
Abbey National PLC, 7.35%, Due October, 2049 # .....................................        100,000               106,186
Advanta Mortgage Loan Trust, 6.06%, Due March, 2028 ................................         50,000                49,990
Amerco, 6.65%, Due October, 1999 ...................................................        150,000               149,943
Amresco Residential Securities Corp., 6.30%, Due January, 2028 .....................        100,000               100,172
BHP Finance USA, 6.42%, Due March, 2026 # ..........................................        100,000               100,304
Equity Office Properties Trust, 6.38%, Due February, 2003 ..........................        150,000               149,363
Hyder PLC, 6.75%, Due December, 2004 ...............................................        100,000               101,405
IBJ Preferred Capital Co., 8.79%, Due December, 2049 # .............................         25,000                22,887
Lehman Brothers, 7.36%, Due December, 2003 .........................................        100,000               105,074
Macsaver Financial Services, 7.40%, Due February, 2002 .............................        150,000               147,333
Malayan Banking Berhad-NY, 7.13%, Due September, 2005 ..............................        100,000                82,352
MBNA Corp., 7.25%, Due September, 2002 .............................................        100,000               103,645
Noranda Forest Inc., 6.88%, Due November, 2005 .....................................        100,000               101,753
SB Treasury Co., 9.40%, Due December, 2049 # .......................................         25,000                24,846
Salomon Brothers Mortgage Securities VII, 6.30%, Due May, 2028 .....................        145,000               145,000
TriNet Corporate Realty Trust, 6.75%, Due March, 2003 ..............................        100,000               100,102
United Companies Financial Corp., 9.35%, Due November, 1999 ........................        100,000               103,853
                                                                                         ----------            ----------
                                                                                          1,695,000             1,694,208
                                                                                         ----------            ----------
INDUSTRIAL - 5.18%
------------------
US Filter Corp., 6.38%, Due May, 2011 ..............................................        150,000               149,984
                                                                                         ----------            ----------
TOTAL BONDS                             104.27% ....................................     $3,581,763             3,022,049
                                                                                         ==========
OTHER ASSETS AND LIABILITIES, NET       (4.27)% ....................................                             (l23,839)
                                                                                                               ----------
NET ASSETS                              100.00% ....................................                           $2,898,210
                                                                                                               ==========

# - Callable at the option of the issuer.

See accompanying notes to financial statements.

                 USLICO SERIES FUND-ASSET MLOCALION PORTFOLIO
                           STATEMENT OF INVESTMENTS
                                  JUNE 30, 1998
                                  (UNAUDITED)
COMMON STOCK
                                                                          FAIR
                                                           SHARES         VALUE
                                                          --------     ---------
COMPUTERS & ELECTRONICS - 1.59%
International Business Machines Cor ............           1,300       $ 149,256
Lexmark ........................................           2,000         122,000
                                                                       ---------
                                                                         271,256
                                                                       ---------
DRUGS & HEALTH CARE - 1.30%
Columbia/HCA Healthcare Corp. ..................           6,000         174,750
Tenet Healthcare Corp. .........................           1,500          46,590
                                                                       ---------
                                                                         221,340
                                                                       ---------
ENERGY - 6.06%
--------------
Atlantic Richfield Co. .........................           2,500         195,312
Mobil Corp. ....................................           2,500         191,563
R & B Falcon Corp. .............................           5,000         113,125
Repsol S.A. ADR ................................           3,000         165,000
Rowan Co. ......................................           4,500          87,469
Santa Fe International Corp. ...................           3,200          96,800
Texaco,Inc .....................................           3,100         185,031
                                                                       ---------
                                                                       1,034,300
                                                                       ---------
FINANCE - 17.57%
----------------
Allstate Corp. .................................             900          82,406
American General Corp. .........................           2,300         163,731
Banc One Corp. .................................           3,630         202,599
Bear Stearns Companies, Inc. ...................           2,000         113,750
Chase Manhattan Corp. ..........................           3,900         294,450
Cigna Corp. ....................................           1,200          82,800
Citicorp .......................................             300          44,775
Conseco, Inc. ..................................           3,000         140,250
First Union Corp. ..............................           4,400         256,300
Fleet Financial Group, Inc. ....................           2,900         242,150
Hartford Financial Services Group ..............           2,600         297,375
Morgan Stanley Dean Witter & Co. ...............           1,700         155,338
NationsBank Corp. ..............................           3,300         252,450
Nationwide Financial Services, Inc. ............           4,000         204,000
The PMI Group, Inc. ............................           2,800         205,450
Republic New York Corp. ........................           1,800         113,288
Travelers Group, Inc. ..........................           2,400         145,500
                                                                       ---------
                                                                       2,996,612
                                                                       ---------
FOOD, HOUSE & PERSONAL PRODUCTS - 2.13%
---------------------------------------
Albertson's, Inc. ..............................           1,500          77,719
Centex Corp. ...................................           3,800         143,450
Philip Morris Companies, Inc. ..................           3,600         141,750
                                                                       ---------
                                                                         362,919
                                                                       ---------
INDUSTRIAL - 9.79%
------------------
B. F. Goodrich Co. .............................           1,400       $  69,475
Borg Warner Automotive, Inc. ...................           2,500         120,156
Case Corp. .....................................           1,200          57,900
Deere & Co. ....................................           2,500         132,187
Ford Motor Co. .................................             900          53,100
General Dynamics Corp. .........................           3,200         148,800
Ingersoll Rand Co. .............................           3,100         136,594
Johnson Controls, Inc. .........................           3,000         171,563
Lafarge Corp. ..................................           5,300         208,356
PPG Industries, Inc. ...........................           1,500         104,344
Southdown Inc. .................................           2,500         178,438
Sundstrand Corp. ...............................           1,800         103,050
United Technologies Corp. ......................           2,000         185,000
                                                                       ---------
                                                                       1,668,963
                                                                       ---------
REALTY-2.78%
------------
Equity Residential Properties Trust ............           2,000          94,875
First Industrial Realty Trust ..................           3,500         111,344
Nationwide Health Properties, Inc. .............           3,700          88,337
Simon Debartolo Group, Inc. ....................           5,500         178,750
                                                                       ---------
                                                                         473,306
                                                                       ---------
RETAIL  TRADE - 4.09%
---------------------
Federated Department Stores, Inc. ..............           3,600         193,725
J.C. Penney Company, Inc........................           2,000         144,625
Nieman Marcus Group, Inc........................           6,000         260,625
V F Corp. ......................................           1,900          97,850
                                                                       ---------
                                                                         696,825
                                                                       ---------

TELECOMMUNICATIONS - 4.92%
--------------------------
AT&T Corp. .....................................           3,800         217,075
Bell  Atlantic Corp. ...........................           5,142         234,604
GTE Corp. ......................................           4,950         275,344
SBC Communications, Inc. .......................           2,800         112,000
                                                                       ---------
                                                                         839,023
                                                                       ---------
TRANSPORTATION - 4.41%
----------------------
AMR Corp. ......................................           1,600         133,200
Burlington Northern Santa Fe ...................           1,800         176,737
Canadian National Railway Co. ..................           1,000          53,311
Delta Air Lines, Inc. ..........................           1,400         180,950
Southwest Air Lines Co. ........................           7,000         207,375
                                                                       ---------
                                                                         751,573
                                                                       ---------
UTILITIES - 1.36%
------------------
Florida Progress Corp...........................           2,000          82,250
Potomac Electric Power Co. .....................           6,000         150,375
                                                                       ---------
                                                                         232,625
                                                                       ---------
TOTAL COMMON STOCK                  56.00%......                       9,548,742
                                                                       ---------
See accompanying notes to financial statements.
                                                                     (continued)

                  USLICO SERIES FUND-ASSET ALLOCATION PORTFOLIO
                     STATEMENT OF INVESTMENTS JUNE 30, 1998
                                   (UNAUDITED)

                                                                                       PAR                  FAIR
                                                                                      VALUE                 VALUE
BONDS                                                                               ----------            ----------
GOVERNMENT - 19.03%
-------------------
FHLMC, 9.00%, Due October, 2019 # .........................................         $   11,831            $   12,496
FHLMC, 5.58%, Due December, 2026 # ........................................            480,504               459,379
FNMA, 5.84%, Due July, 2027 # .............................................            344,201               351,270
FNMA, 6.00%, Due July, 2027 # .............................................            732,331               744,495
GNMA, 10.00%, Due February, 2016 # ........................................              8,820                 9,758
US Treasury Note, 5.50%, Due March, 2000 ..................................            840,000               840,176
US Trust Security Strips, Interest, 6.93%, Due February, 2015 .............            200,000                77,638
US Trust Security Strips, Interest, 6.71%, Due February, 2019 .............          1,000,000               307,810
US Trust Security Strips, Interest, 6.93%, Due February, 2021 .............          1,500,000               411,780
                                                                                    ----------            ----------
                                                                                     5,117,687             3,244,802
                                                                                    ----------            ----------
FINANCE - 22.45%
----------------
Abbey National PLC, 7.35%, Due October, 2049 # ............................            100,000               106,186
Advanta Mortgage Loan Trust, 6.06%, Due March, 2028 .......................            100,000                99,980
Amerco, 6.65%, Due October, 1999 ..........................................            250,000               249,905
Amerco Medium Term Notes, 6.89%, Due September, 1998 ......................            110,000               110,371
Amresco Residential Securities Corp., 6.30%, Due January, 2028 ............            200,000               200,343
BHP Finance USA, 6.42%, Due March, 2026 # .................................            100,000               100,304
Discover Card Trust 1991-D, 8.00%, Due October, 2000 ......................            100,000               100,367
Equity Office Properties Trust, 6.375%, Due February, 2003 ................            300,000               298,725
Hyder PLC, 6.75%, Due December, 2004 ......................................            300,000               304,215
IBJ Preferred Capital Co., 8.79%, Due December, 2049 ......................            125,000               114,437
Lehman Brothers Inc., 7.36%, Due December, 2003 ...........................            300,000               315,222
Malayan Banking Berhad-NY, 7.125%, Due September, 2005 ....................            100,000                82,352
Macsaver Financial Services Inc., 7.40%, Due February, 2002 ...............            350,000               343,777
MBNA Corp.. 7.25%, Due September, 2002 ....................................            100,000               103,645
Nomura Depositor Trust, 6.76%, Due January, 2003 ..........................            100,000               100,031
Noranda Forest Inc., 6.88%, Due November, 2005 ............................            100,000               101,753
SB Treasury Co., 9.40% Due December, 2049 # ...............................            125,000               124,230
Salomon Brothers Mortgage Securities VII, 6.30%, Due May, 2028 ............            365,000               365,000
Time Warner Pass Through Asset Trust, 6.10%, Due December, 2001 ...........            200,000               199,750
TriNet Corporate Realty Trust, 6.75%, Due March, 2003 .....................            200,000               200,204
United Companies Financial Corp., 9.35%, Due November, 1999 ...............            200,000               207,706
                                                                                    ----------            ----------
                                                                                     3,825,000             3,828,503
                                                                                    ----------            ----------
INDUSTRIAL - 2.65%
------------------
Canadian Pacific, 6.875%, Due April, 2003 .................................            100,000               102,779
US Filter Corp., 6.38%, Due May, 2011 .....................................            350,000               349,962
                                                                                    ----------            ----------
                                                                                       450,000               452,741
                                                                                    ----------            ----------
# - Callable at the option of the issuer.
                                                                     (continued)
See accompanying notes to financial statements

                                       12

                  USLICO SERIES FUND-ASSET ALLOCATION PORTFOLIO
                            STATEMENT OF INVESTMENTS
                                  JUNE 30, 1998
                                   (UNAUDITED)
                                                                                       PAR                  FAIR
                                                                                      VALUE                 VALUE
BONDS, CONTINUED                                                                     ----------            ----------
UTILITIES - 1.20%
------------------
Illinois Bell Telephone, 7.625%, Due April, 2006 # ........................            $100,000              $100,990
Kansas City Power & Light, 7.40%, Due February, 2008 # ....................             100,000               103,294
                                                                                       --------              --------
                                                                                        200,000               204,284
                                                                                       --------              --------
TOTAL BONDS                                45.33% .........................          $9,592,687             7,730,330
                                                                                     ==========             ---------
TOTAL INVESTMENTS                         101.33% .........................                                17,279,072
OTHER ASSETS AND LIABILITIES, NET         (1.33)% .........................                                  (226,739)
                                                                                                           ----------
NET ASSETS                                100.00% .........................                               $17,052,333
                                                                                                          ===========

# - Callable at the option of the issuer.
See accompanying notes to financial statements.

                              USLICO SERIES FUND

              STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                      FOR THE PERIOD ENDED JUNE 30, 1998
                                  (UNAUDITED)

                                                                  COMMON             MONEY                                ASSET
                                                                   STOCK             MARKET             BOND           ALLOCATION
                                                                 PORTFOLIO          PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                               ------------       ------------       ------------      ------------
INVESTMENT INCOME:
   Income:
    Dividends ...........................................      $    303,843       $       --         $       --        $     97,765
    Interest ............................................            20,772            163,293             86,487           219,682
                                                               ------------       ------------       ------------      ------------
      Total income ......................................           324,615            163,293             86,487           317,447
                                                               ------------       ------------       ------------      ------------
   Expenses:
    Accounting fee ......................................            18,151              2,235                707             7,529
    Custodian fee .......................................            13,540              6,431              4,104            16,243
    Management fee ......................................            35,922              7,258              3,531            20,534
    Other administrative ................................            40,152              5,849              2,252            17,297
                                                               ------------       ------------       ------------      ------------
      Total expenses ....................................           107,765             21,773             10,594            61,603
                                                               ------------       ------------       ------------      ------------
NET INVESTMENT INCOME ...................................           216,850            141,520             75,893           255,844
                                                               ------------       ------------       ------------      ------------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
 Net proceeds from sales ................................        12,298,975               --            1,243,009         6,637,587
 Cost of securities sold ................................       (11,695,271)              --           (1,234,423)       (6,413,738)
                                                               ------------       ------------       ------------      ------------
NET REALIZED GAINS ON INVESTMENTS .......................           603,704               --                8,586           223,849
NET UNREALIZED GAINS ON INVESTMENTS .....................         1,982,297               --               11,357           672,546
                                                               ------------       ------------       ------------      ------------
NET GAINS ON INVESTMENTS ................................         2,586,001               --               19,943           896,395
                                                               ------------       ------------       ------------      ------------
    NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ..........................         2,802,851            141,520             95,836         1,152,239

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income .................................          (206,937)          (141,520)           (73,481)         (246,561)
CAPITAL SHARE TRANSACTIONS ..............................           206,937            141,520             73,481           246,561
                                                               ------------       ------------       ------------      ------------
    NET INCREASE IN NET ASSETS ..........................         2,802,851            141,520             95,836         1,152,239
NET ASSETS, BEGINNING OF YEAR ...........................        27,291,645          5,784,312          2,802,374        15,900,094
                                                               ------------       ------------       ------------      ------------
NET ASSETS, END OF PERIOD ...............................      $ 30,094,496       $  5,925,832       $  2,898,210      $ 17,052,333
                                                               ============       ============       ============      ============

See accompanying notes to financial statements.

                               USLICO SERIES FUND
                STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                       FOR THE PERIOD ENDED JUNE 30, 1997
                                   (UNAUDITED)

                                                                  COMMON             MONEY                              ASSET
                                                                   STOCK             MARKET             BOND         ALLOCATION
                                                                 PORTFOLIO          PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                               ------------       ------------       ------------    ------------
INVESTMENT INCOME:
   Income:
    Dividends ...........................................      $    309,536       $       --         $       --      $     99,581
    Interest ............................................            15,548            158,989             95,822         243,600
                                                               ------------       ------------       ------------    ------------
      Total income ......................................           325,084            158,989             95,822         343,181
                                                               ------------       ------------       ------------    ------------
   Expenses:
    Accounting fee ......................................             6,716              1,705                793           4,166
    Custodian fee .......................................             7,237              5,648              1,120           6,004
    Management fee ......................................            29,353              7,101              3,342          17,857
    Other administrative ................................            44,753              6,849              4,772          25,543
                                                               ------------       ------------       ------------    ------------
      Total expenses ....................................            88,059             21,303             10,027          53,570
                                                               ------------       ------------       ------------    ------------
NET INVESTMENT INCOME ...................................           237,025            137,686             85,795         289,611
                                                               ------------       ------------       ------------    ------------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
 Net proceeds from sales ................................        10,805,263               --              855,011       4,512,921
 Cost of securities sold ................................        (9,333,389)              --             (830,363)     (4,008,914)
                                                               ------------       ------------       ------------    ------------
NET REALIZED GAINS ON INVESTMENTS .......................         1,471,874               --               24,648         504,007
NET UNREALIZED GAINS ON INVESTMENTS .....................         1,396,495               --              (48,031)        356,608
                                                               ------------       ------------       ------------    ------------
NET GAINS ON INVESTMENTS ................................         2,868,369               --              (23,383)        860,615
                                                               ------------       ------------       ------------    ------------
    NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ..........................         3,105,394            137,686             62,412       1,150,226

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income .................................          (227,980)          (137,686)           (85,005)       (284,617)
CAPITAL SHARE TRANSACTIONS ..............................          (303,436)          (205,117)            40,938         (59,187)
                                                               ------------       ------------       ------------    ------------
     NET INCREASE (DECREASE) IN NET ASSETS ..............         2,573,978           (205,117)            18,345         806,422
NET ASSETS, BEGINNING OF YEAR ...........................        23,558,091          5,979,861          2,783,385      14,614,568
                                                               ------------       ------------       ------------    ------------
NET ASSETS, END OF PERIOD ...............................      $ 26,132,069       $  5,774,744       $  2,801,730    $ 15,420,990
                                                               ============       ============       ============    ============

See accompanying notes to financial statements.

USLICO SERIES FUND - NOTES TO FINANCIAL STATEMENTS - JUNE 30, 1998

(1) ORGANIZATION - USLICO Series Fund (the Fund) is an open-end, diversified management investment company registered under the Investment Company Act of 1940 and consisting of four separate series (Portfolios), each of which has its own investment objectives and policies. The Fund was organized as a business trust under the laws of Massachusetts on January 19, 1988. Shares of the Portfolios are sold only to separate accounts of ReliaStar United Services Life Insurance Company (ReliaStar United Services) and ReliaStar Life Insurance Company of New York (ReliaStar Life of New York), previously ReliaStar Bankers Security Life Insurance Society, to serve as the investment medium for variable life insurance policies issued by these companies. The separate accounts invest in shares of one or more of the Portfolios, in accordance with allocation instructions received from policyowners. Each Portfolio share outstanding represents a beneficial interest in the respective Portfolio and carries a par value of $.001. The Fund has an unlimited number of shares authorized.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   (A) VALUATION OF INVESTMENTS

      1. Common Stock, Bond and Asset Allocation Portfolios--Equity securities for which market quotations are readily available are stated at that fair value. Fair value is determined on the basis of last reported sales price, or, if no sales are reported, the latest available bid price obtained from a quotation reporting system or from established market makers. Money market instruments are valued at fair value, except that instruments maturing in sixty days or less are valued using amortized cost which approximates fair value. Debt securities (other than obligations having a maturity of sixty days or less at their date of acquisition) are valued on the basis of market quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Debt obligations having a maturity of sixty days or less are generally valued at amortized cost, which approximates fair value.

      2. Money Market Portfolio - Investment securities held by the Money Market Portfolio are all carried at amortized cost.

         (B) INCOME RECOGNITION - Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on the sale of securities are computed on the basis of the identified cost of the related securities sold and are recognized at the date of trade.

         (C) OTHER ADMINISTRATIVE FEES - Other administrative fees are charged to the Portfolios at an annual percentage rate of .5%. Fund expenses directly attributable to a Portfolio are charged to that Portfolio. All other expenses are allocated proportionately among all Portfolios in relation to respective net assets.

         (D) FEDERAL INCOME TAXES - Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Accordingly, a Portfolio will not be subject to Federal income taxes if it makes distributions of net investment income and net realized gains in compliance with subchapter M and meets certain other requirements. Normally, however, such distributions are automatically reinvested in additional portfolio shares.) As the Fund is believed to be in compliance with these requirements, no federal income tax provision has been provided.

         (E) MANAGEMENT FEES - The Fund's investment advisers are compensated with a quarterly management fee based on an annual percentage of the average daily net assets of each Portfolio. During 1998, 1997, i996 and 1995, the adviser was paid a fee at an annual rate of .25% of the net asset value of the Portfolios except for the period from January 1, 1995 to June 30, 1995 during which no investment advisory fee was charged pending approval of new advisory agreements which were received on June 30, 1995. The maximum management fee which may be charged is an annual percentage rate of.50% on the first $100 million of average daily net assets and .45% of average daily net assets in excess thereof.

         (F) CONTRIBUTIONS AND WITHDRAWALS - Net funds contributed into or withdrawn from the Fund are made on the basis of the net asset value per share prevailing at the close of business on the preceding business day.

         (G) RECLASSIFICATIONS - Certain prior year amounts have been reclassified to conform to current year presentation.

(3) AFFILIATIONS AND RELATED PARTY TRANSACTIONS - ReliaStar United Services and ReliaStar Life of New York are indirect wholly-owned subsidiaries of ReliaStar Financial Corp. ("ReliaStar"), a financial services company based in Minneapolis, Minnesota. Washington Square Advisers, Inc., previously Washington Square Capital, Inc., a direct wholly-owned ReliaStar subsidiary, serves as investment adviser to the Fund. The Fund's distributor, Washington Square Securities, Inc., is also a direct wholly-owned ReliaStar subsidiary. Newbold's Asset Management, Inc. serves as investment sub-adviser for the Common Stock Portfolio and the common stock portion of the Asset Allocation Portfolio. The Fund purchases securities through Newbold's Asset Management, Inc. in the normal course of business. Effective January 1, 1998, Newbold's Asset Management, Inc. changed its name to Pilgrim Baxter Value Investors, Inc.

Officers of the Fund are also officers of ReliaStar, Washington Square Securities, Inc.. ReliaStar United Services and ReliaStar Life of New York and receive compensation therefrom. They do not receive additional compensation for services rendered to the Fund. Trustees of the Board receive a fee of $1,000 for each meeting attended during 1998. $500 was paid for each meeting attended during 1997 and 1996. For the six months ended June 30, 1998, 1997, and 1996, total fees paid to the Trustees aggregated $8,000, $4,000, and $3,000, respectively, for all Portfolios combined.

(4) INVESTMENTS - As of June 30, 1998, net unrealized appreciation for each portfolio was as follows:
                                                       Net
                                                    Unrealized
Portfolio           Appreciation   Depreciation    Appreciation
------------        ------------   ------------    ------------
Common Stock          $5,794,532    $(510,386)      $5,284,146
Money Market              N/A           N/A            N/A
Bond                     62,449      (23,182)          46,267
Asset Allocation      2,102,718     (202,873)       1,899,845

(5) CAPITAL SHARE TRANSACTIONS - Transactions in capital stock for the six months ended June 30, were as follows:

                                                                            SHARES                                AMOUNT
                                                                  ----------------------------         ----------------------------
                                                                     1998              1997               1998              1997
                                                                  ----------        ----------         ----------        ----------
COMMON STOCK PORTFOLIO:
Shares sold ..............................................              --                --           $     --          $     --
Shares issued in reinvestment of dividends ...............            14,060            15,488            206,937           227,980
                                                                  ----------        ----------         ----------        ----------
                                                                      14,060            15,488            206,937           227,980
Shares redeemed ..........................................              --             (38,901)              --            (531,416)
                                                                  ----------        ----------         ----------        ----------
  Net increase (decrease) ................................            14,060           (23.413)        $3,982,104        $ (303.436)
                                                                  ==========        ==========         ==========        ==========
MONEY MARKET PORTFOLIO:
Shares sold ..............................................              --                --                   $-                $-
Shares issued in reinvestment of dividends ...............           141,520           137,686            141,520           137,686
                                                                  ----------        ----------         ----------        ----------
                                                                     141,520           137,686            141,520           137,686
Shares redeemed ..........................................              --            (342,803)              --            (342,803)
                                                                  ----------        ----------         ----------        ----------
Net increase (decrease) ..................................           141,520          (205,117)        $  141,520        $ (205,117)
                                                                  ==========        ==========         ==========        ==========
BOND PORTFOLIO:
Shares sold ..............................................              --                --           $     --          $     --
Shares issued in reinvestment of dividends ...............             7,329             8,387             73,481            85,005
                                                                  ----------        ----------         ----------        ----------
                                                                       7,329             8,387             73,481            85,005
Shares redeemed ..........................................              --              (4,475)              --             (44,067)
                                                                  ----------        ----------         ----------        ----------
 Net increase (decrease) .................................             7,329             3,912         $   73,481        $   40,938
                                                                  ==========        ==========         ==========        ==========

ASSET ALLOCATION PORTFOLIO:
Shares sold ..............................................              --                --           $     --          $     --
Shares issued in reinvestment of dividends ...............            19,580            22,632            246,561           284,617
                                                                  ----------        ----------         ----------        ----------
                                                                      19,580            22,632            246,561           284,617
Shares redeemed ..........................................              --             (28,781)              --            (343,804)
                                                                  ----------        ----------         ----------        ----------
  Net increase (decrease) ................................            19,580            (6,149)        $  246,561        $  (59,187)
                                                                  ==========        ==========         ==========        ==========

                              USLICO SERIES FUND
                       CONDENSED FINANCIAL INFORMATION

                    FOR THE SIX MONTHS ENDED JUNE 30, 1998
                                  (UNAUDITED)
                                                                      COMMON            MONEY                                ASSET
                                                                       STOCK           MARKET            BOND            ALLOCATION
                                                                   PORTFOLIO          PORTFOLIO       PORTFOLIO           PORTFOLIO
                                                                   ----------        ----------       ---------          -----------

FINANCIAL HIGHLIGHTS (per share)
Net asset value, beginning of period.......................      $     13.50        $     1.00     $        10.00    $        11.98
Income from investment operations:
Net investment income......................................             0.11              0.02               0.27              0.19
Net realized and unrealized
 gains (losses) on securities..............................             1.27              0.00               0.07              0.67
                                                                 -----------        ----------      -------------    --------------
Total from investment operations ..........................             1.38              0.02               0.34              0.86
Distributions:
Distribution of income.....................................            (0.10)            (0.02)             (0.26)           (0.18)
Distribution of capital gains..............................             -                 -                  -                -
                                                                 -----------        ----------      -------------    --------------
Net asset value, end of period.............................      $     14.78         $    1.00     $        10.08    $        12.66
                                                                 ===========         =========     ==============    ==============

Total return...............................................            10.22%             2.00%              3.40%             7.18%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period..................................      $30,094,496        $5,925,832         $2,898,210       $17,052,333

Expenses to average net assets............................              0.37%             0.37%              0.37%             0.37%
Net investment income to average net assets...............              0.75%             2.42%              2.67%             1.55%
Portfolio turnover rate ..................................             43.31%              N/A              44.71%            40.91%
Weighted average number of shares outstanding
 for six months ended June 30, 1998.......................         2,025,571         5,854,271            282,265         1,332,971

                    FOR THE SIX MONTHS ENDED JUNE 30, 1997
                                  (UNAUDITED)

FINANCIAL HIGHLIGHTS (per share)
Net asset value, beginning of period......................        $    13.25        $     1.00     $        10.02    $        11.85
Income from investment operations:
Net investment income.....................................              0.13              0.02               0.31              0.24
Net realized and unrealized
  gains (losses) on securities............................              1.65                 -              (0.07)             0.71
                                                                  ----------        ----------        -----------     -------------
Total from investment operations .........................              1.78              0.02               0.24              0.95
Distributions:
Distribution of income....................................             (0.13)            (0.02)             (0.31)            (0.23)
Distribution of capital gains.............................              -                 -                  -                 -
                                                                  ----------         ---------         ----------     -------------
Net asset value, end of period............................       $     14.90        $     1.00     $         9.95    $        12.57
                                                                 ===========        ==========     ==============    ==============

Total return..............................................             l3.43%             2.00%              2.40%             8.02%



RATIOS/SUPPLEMENTAL DATA
Net assets, end of period.................................       $26,132,069        $5,774,744     $    2,801,730    $   15,420,990

Expenses to average net assets............................              0.36%             0.36%              0.36%             0.36%
Net investment income to average net assets...............              0.98%             2.35%              3.11%             1.96%
Portfolio turnover rate...................................             40.94%              N/A              22.09%            31.38%
Weighted average number of shares outstanding
 for six months ended June 30, 1997.......................         1,759,005         5,858,375            277,117         1,222,311


                               USLICO SERIES FUND
                         CONDENSED FINANCIAL INFORMATION
                     FOR THE SIX MONTHS ENDED JUNE 30, 1996
                                   (UNAUDITED)

                                                                      COMMON           MONEY                            ASSET
                                                                      STOCK            MARKET             BOND          ALLOCATION
                                                                      PORTFOLLO        PORTFOLIO          PORTFOLIO     PORTFOLIO
                                                                   -------------    -------------    ---------------  -------------
FINANCIAL HIGHLIGHTS (per share)
Net asset value, beginning of period                           $       12.62        $     1.00      $       10.38       $     11.82
Income from investment operations:
 Net investment income                                                  0.18              0.02               0.32              0.27
Net realized and unrealized
  gains (losses) on securities                                          1.08              -                 (0.61)             0.14
                                                                  ----------        ----------        -----------     -------------
Total from investment operations                                        1.26              0.02              (0.29)             0.41
Distributions:
Distribution of income                                                 (0.17)            (0.02)             (0.32)            (0.26)
Distribution of capital gains                                           -                 -                  -                 -
                                                                  ----------        ----------        -----------     -------------
Net asset value, end of period                                 $       13.71        $     1.00      $        9.77       $     11.97
                                                               =============        ==========      =============     =============

Total return                                                            9.98%             2.00%             (2.79%)            3.47%

RATIOS/SUPPLEMENTAL DATA
Net assets,end of period                                         $21,331,637        $5,837,918      $   2,628,032       $13,495,050
Expenses to average net assets                                         0.37%             0.37%              0.37%             0.37%
Net investment income to average net assets                            1.36%             2.38%              3.25%             2.25%
Portfolio turnover rate                                               38.57%              N/A              18.37%            29.82%
Weighted average number of shares outstanding
 for six months ended June 30, 1996                                1,585,079         5,886,655            297,054         1,161,799

                    FOR THE SIX MONTHS ENDED JUNE 30, 1995
                                (UNAUDITED)

FINANCIAL HIGHLIGHTS (PER SHARE)
Net asset value, beginning of period                           $       10.37        $     1.00      $        9.41       $     10.18
Income from investment operations:
Net investment income                                                   0.20              0.03               0.35              0.28
Net realized and unrealized
  gains on securities                                                   1.56              -                  0.74              1.18
                                                                  ----------        ----------        -----------     -------------
Total from investment operations                                        1.76              0.03               1.09              1.46
Distributions:
 Distribution of income                                                (0.18)            (0.03)             (0.33)            (0.27)
Distribution of capital gains                                           -                 -                  -                 -
                                                                  ----------        ----------        -----------     -------------
Net asset value, end of period                                 $       11.95        $     1.00      $       10.17       $     11.37
                                                                  ==========        ==========        ===========     =============


Total return                                                           16.97%             3.00%             11.58%            14.34%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period                                      $  17,192,186        $5,635,745         $2,858,249       $12,030,713

Expenses to average net assets                                          0.25%             0.25%              0.25%             0.25%
Net investment income to average net assets                             1.76%             2.80%              3.47%             2.64%
Portfolio turnover rate                                                22.18%             N/A                8.39%            13.58%
Weighted average number of shares outstanding
 for six months ended June 30, 1995                                1,422,300         5,809,244            266,922         1,042,143



                               USLICO SERIES FUND
                         CONDENSED FINANCIAL INFORMATION
                     FOR THE SIX MONTHS ENDED JUNE 30, 1994
                                   (UNAUDITED)



                                                                      COMMON           MONEY                           ASSET
                                                                      STOCK            MARKET             BOND         ALLOCATION
                                                                      PORTFOLLO        PORTFOLIO          PORTFOLIO    PORTFOLIO
                                                                   -------------    -------------    --------------- -------------
FINANCIAL HIGHLIGHTS (PER SHARE)
Net asset value, beginning of period                                 $     11.23   $      1.00       $      10.49    $       11.26

Income from investment operations:
 Net investment income                                                      0.17          0.01               0.33             0.28
Net realized and unrealized
  losses on securities                                                     (0.30)            -              (0.66)           (0.58)
                                                                     -----------    ----------       ------------      -----------
 Total from investment operations                                          (0.13)         0.01              (0.33)           (0.30)
Distributions:
 Distribution of income                                                    (0.16)        (0.01)             (0.31)           (0.26)
 Distribution of capital gains                                                 -             -                  -                -
                                                                     -----------    ----------       ------------      -----------
 Net asset value, end of period                                      $     10.94   $      1.00       $       9.85    $       10.70
                                                                     ===========    ==========       ============      ===========

Total return                                                               (1.16%)        1.00%             (3.15%)          (2.66%)


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period                                            $13,106,990   $ 5,541,252       $  2,548,853    $   9,643,909

Expenses to average net assets                                              0.37%         0.37%              0.37%            0.37%
Net investment income to average net assets                                 1.51%         1.43%              3.24%            2.49%
Portfolio turnover rate                                                    27.89%          N/A               4.61%           12.40%
Weighted average number of shares outstanding
 for six months ended June 30, 1994                                    1,127,581     5,422,913            252,884          830,763

                      (This Page Left Blank Intentionally)



[RELIASTAR LOGO]

ReliaStar United Services
Life Insurance Company of New York                       JUNE 30, 1998
4601 Fairfax Drive, PO Box 3700
Arlington, VA 22203

                                                                    SEMI-ANNUAL
                                                                       REPORT
                                                           to Variable Life Policyowners
                                                                      DYNAMIC
                                                                   VARIABLE LIFE







                                                                Dynamic Variable Life
                                                            ReliaStar United Services Life
                                                              Variable Separate Account
                                                                 USLICO Series Fund








                                                              This report is for the
                                                              information of Policyowners
                                                              and not an offering of the sale
                                                              of the Variable Life policy, which can
                                                              only be made by a current prospectus.
   BULK RATE
 U.S. POSTAGE                                                      [RELIASTAR LOGO HERE]
     PAID
 CHARLOTTE, NC                                                ReliaStar United Services Life
                                                              Insurance Company 4601 Fairfax Drive,
 PERMIT NO. 136                                               PO Box 3700 Arlington, VA 22203



                                                            HO 1078 (8/98)
